Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Earnings attributable to common shareholders	841	894	1,322	1,650
Less: Dividends declared on preference shares	(2)	(2)	(3)	(3)
Earnings used in consolidated earnings per share	839	892	1,319	1,647
Less: Loss (earnings) from discontinued operations, net of tax	3	(5)	(11)	(24)
Earnings used in earnings per share from continuing operations	842	887	1,308	1,623

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Weighted-average number of common shares outstanding	450,225,673	469,605,944	451,105,234	471,344,081
Weighted-average number of vested DSUs	138,688	150,924	139,131	151,829
Basic	450,364,361	469,756,868	451,244,365	471,495,910
Effect of stock options and TRSUs	547,152	625,732	642,293	1,013,120
Diluted	450,911,513	470,382,600	451,886,658	472,509,030